CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [Abstract]
Schedule of Contingent Liabilities

	2020	2019
	£m	£m
Contingent liabilities
Acceptances and endorsements	131	74
Other:
Other items serving as direct credit substitutes	317	366
Performance bonds, including letters of credit, and other transaction-related contingencies	2,105	2,454
	2,422	2,820
Total contingent liabilities	2,553	2,894

Schedule of Commitments

	2020	2019
	£m	£m
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	—
Forward asset purchases and forward deposits placed	127	189
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	20,179	12,684
Other commitments and guarantees	89,269	85,735
	109,448	98,419
1 year or over original maturity	38,299	34,945
Total commitments and guarantees	147,875	133,553